Cambria Global Value ETF
Schedule of Investments
July 31, 2025 (Unaudited)

COMMON STOCKS - 93.8%	Shares	Value
Austria - 7.9%
ANDRITZ AG	32,154	$2,247,518
AT&S Austria Technologie & Systemtechnik AG (a)	119,424	2,417,727
BAWAG Group AG (b)	19,786	2,501,842
Erste Group Bank AG	28,431	2,613,483
OMV AG	43,068	2,195,988
Raiffeisen Bank International AG	77,061	2,237,246
Verbund AG - Class A	31,208	2,327,414
voestalpine AG	83,045	2,295,354
Wienerberger AG	59,646	2,009,369
		20,845,941

Brazil - 5.0%
Banco Santander Brasil SA	423,362	1,989,961
Centrais Eletricas Brasileiras SA	291,988	1,963,256
JBS NV (a)	152,086	2,077,763
Telefonica Brasil SA	452,279	2,545,082
TIM SA	658,436	2,425,826
Vale SA	231,002	2,198,408
		13,200,296

Chile - 7.9%
Banco Itau Chile SA	159,987	2,114,057
Banco Santander Chile	36,695,717	2,119,622
CAP SA (a)	429,894	2,046,462
Cencosud SA	647,316	1,950,048
Cia Sud Americana de Vapores SA	37,497,524	1,894,905
Colbun SA	13,827,072	2,046,886
Empresas CMPC SA	1,425,941	2,008,700
Empresas Copec SA	321,068	2,125,576
Enel Americas SA	22,859,424	2,279,808
Quinenco SA	567,468	2,187,874
		20,773,938

Colombia - 8.5%
Celsia SA	2,270,653	2,549,626
Cementos Argos SA	869,497	2,268,394
Ecopetrol SA	5,239,990	2,203,286
Grupo Argos SA	607,586	2,467,653
Grupo Cibest SA	184,086	2,374,883
Grupo de Inversiones Suramericana SA	338,755	3,649,973
Grupo Energia Bogota SA ESP	3,211,035	2,266,889
Interconexion Electrica SA ESP	431,655	2,165,628
Mineros SA	1,382,125	2,496,301
		22,442,633

Czech Republic - 9.0%
CEZ AS	94,232	5,468,647
Komercni Banka AS	132,344	6,322,532
Moneta Money Bank AS (b)	1,161,141	8,097,041
Philip Morris CR AS	4,675	3,772,270
		23,660,490

Greece - 0.0%(c)
FF Group (a)(d)	25,214	0

Hong Kong - 9.4%
BOC Hong Kong Holdings Ltd.	538,565	2,421,827
China Overseas Land & Investment Ltd.	1,298,947	2,250,405
China Resources Land Ltd.	673,965	2,476,929
CK Asset Holdings Ltd.	536,911	2,465,687
CK Hutchison Holdings Ltd.	394,878	2,585,571
Geely Automobile Holdings Ltd.	947,073	2,133,026
Sino Land Co. Ltd.	2,147,048	2,475,259
Swire Pacific Ltd. - Class A	253,460	2,294,055
Swire Properties Ltd.	1,029,078	2,766,057
Wharf Real Estate Investment Co. Ltd.	907,261	2,883,587
		24,752,403

Poland - 9.2%
Alior Bank SA	79,752	2,154,712
Allegro.eu SA (a)(b)	246,534	2,435,046
Asseco Poland SA	49,757	2,692,618
KGHM Polska Miedz SA (a)	66,392	2,264,119
Orange Polska SA	884,661	2,065,086
ORLEN SA	120,094	2,680,969
PGE Polska Grupa Energetyczna SA (a)	906,114	2,928,057
Powszechny Zaklad Ubezpieczen SA	137,280	2,308,544
Tauron Polska Energia SA (a)	1,210,799	2,693,931
XTB SA (b)	95,315	1,909,072
		24,132,154

Russia - 0.0%(c)
Alrosa PJSC (d)	1,262,976	0	(e)
Gazprom Neft PJSC (d)	334,880	0
Gazprom PJSC (a)(d)	373,048	0
Rosneft Oil Co. PJSC (d)	198,016	0
Sberbank of Russia PJSC (d)	287,609	0
Severstal PAO (d)	82,992	0
Unipro PAO (a)(d)	22,421,984	0	(e)
		0	(e)

Singapore - 10.2%
CapitaLand Investment Ltd.	1,165,144	2,494,686
Genting Singapore Ltd.	3,994,178	2,261,030
Jardine Cycle & Carriage Ltd.	114,259	2,318,796
Oversea-Chinese Banking Corp. Ltd.	179,245	2,328,915
Seatrium Ltd.	1,415,517	2,474,756
Sembcorp Industries Ltd.	448,295	2,679,274
Singapore Airlines Ltd.	433,957	2,272,726
Singapore Telecommunications Ltd.	794,878	2,375,329
United Overseas Bank Ltd.	82,264	2,292,925
UOL Group Ltd.	514,889	2,728,309
Venture Corp. Ltd.	264,662	2,633,574
		26,860,320

South Africa - 0.1%
Valterra Platinum Ltd. (a)	7,787	347,597

Thailand - 9.0%
Bangkok Bank PCL - NVDR	526,007	2,382,161
Central Pattana PCL - NVDR	1,501,203	2,400,179
Central Retail Corp. PCL - NVDR	3,611,071	2,375,705
Charoen Pokphand Foods PCL - NVDR	2,902,290	2,024,854
Global Power Synergy PCL - NVDR	2,204,575	2,259,892
Kasikornbank PCL - NVDR	460,344	2,281,999
Krung Thai Bank PCL - NVDR	3,355,648	2,259,004
Minor International PCL - NVDR	2,990,401	2,287,638
PTT Exploration & Production PCL - NVDR	732,185	2,822,990
PTT PCL - NVDR	2,435,491	2,477,970
		23,572,392

Turkey - 9.4%
BIM Birlesik Magazalar AS	177,751	2,322,884
Haci Omer Sabanci Holding AS	1,117,504	2,624,822
Iskenderun Demir ve Celik AS	2,462,328	2,330,416
Pegasus Hava Tasimaciligi AS (a)	352,002	2,185,123
Turk Hava Yollari AO	289,003	2,050,336
Turkcell Iletisim Hizmetleri AS	919,107	2,111,276
Turkiye Garanti Bankasi AS	802,219	2,821,963
Turkiye Is Bankasi AS - Class C	8,081,207	2,950,221
Turkiye Petrol Rafinerileri AS	650,914	2,708,217
Turkiye Sigorta AS	10,173,937	2,478,651
		24,583,909

United Kingdom - 8.2%
Anglo American PLC	67,239	1,907,414
Aviva PLC - Class B (a)	297,518	2,548,470
Barclays PLC	539,199	2,644,012
BP PLC	446,342	2,385,855
Legal & General Group PLC	714,530	2,423,287
Lloyds Banking Group PLC	2,327,647	2,391,587
Rio Tinto PLC	36,341	2,161,406
Shell PLC	67,702	2,423,932
Vodafone Group PLC	2,481,829	2,688,320
		21,574,283
TOTAL COMMON STOCKS (Cost $232,023,094)		246,746,356

PREFERRED STOCKS - 3.4%
Brazil - 2.6%
Gerdau SA, 0.00%	814,417	2,444,902
Itau Unibanco Holding SA, 0.00%	344,098	2,149,556
Petroleo Brasileiro SA - Petrobras, 0.00%	399,438	2,321,920
		6,916,378

Colombia - 0.8%
Banco Davivienda SA, 0.00% (a)	403,061	2,116,539
TOTAL PREFERRED STOCKS (Cost $8,883,499)		9,032,917

REAL ESTATE INVESTMENT TRUSTS - COMMON - 0.9%
United Kingdom - 0.9%
Segro PLC	263,649	2,254,178
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Cost $2,650,760)		2,254,178

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 1.5%
First American Treasury Obligations Fund - Class X, 4.24%(f)	3,897,853	3,897,853
TOTAL MONEY MARKET FUNDS (Cost $3,897,853)		3,897,853

TOTAL INVESTMENTS - 99.6% (Cost $247,455,206)		261,931,304
Other Assets in Excess of Liabilities - 0.4%		1,027,651
TOTAL NET ASSETS - 100.0%		$262,958,955
two		–%
Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets. AG – Aktiengesellschaft AS – Aksjeselskap		–%

NVDR - Non-Voting Depositary Receipt PAO – Russian Public Stock Company
PCL - Public Company Limited
PJSC - Public Joint Stock Company
PLC - Public Limited Company SA – Sociedad Anónima

(a)	Non-income producing security.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of July 31, 2025, the value of these securities total $14,943,001 or 5.7% of the Fund’s net assets.

(c)	Represents less than 0.05% of net assets.
(d)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of July 31, 2025.

(e)	Rounds to zero.
(f)	The rate shown represents the 7-day annualized effective yield as of July 31, 2025.

Summary of Fair Value Disclosure as of July 31, 2025 (Unaudited)

Cambria Global Value ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of July 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$246,746,356	$–	$–	$246,746,356
Preferred Stocks	9,032,917	–	–	9,032,917
Real Estate Investment Trusts - Common	2,254,178	–	–	2,254,178
Money Market Funds	3,897,853	–	–	3,897,853
Total Investments	$261,931,304	$–	$–	$261,931,304

Refer to the Schedule of Investments for further disaggregation of investment categories.

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period as compared to the security classifications from the prior year’s annual report.

Sector Classification as of July 31, 2025
(% of Total Investments)
Financials	$79,508,907	30.8	%(a)
Utilities	31,629,308	12.3
Materials	29,246,495	11.3
Real Estate	25,195,276	9.8
Industrials	22,511,660	8.7
Energy	22,221,127	8.6
Communication Services	14,210,919	5.5
Consumer Discretionary	13,618,021	5.3
Consumer Staples	12,147,819	4.7
Information Technology	7,743,919	3.0
Total Investments	$258,033,451	100.0%

Percentages are stated as a percent of total investments, excluding short-term investments.

(a) To the extent that the Fund invests a significant portion of its assets in securities of companies of a single sector, it is more likely to be impacted by events or conditions affecting the sector.